Fair Value Measurement	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

15. FAIR VALUE MEASUREMENT

Fair Value of Financial Instruments

The following tables set forth financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2017 and 2018:

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$335,516	$—	$335,516	$—
Short-term investments	190,068	—	190,068	—
Restricted time deposits	243,910	—	243,910	—

Total	$769,494	$—	$769,494	$—

		Fair value measurement (in thousands) at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$512,417	$—	$512,417	$—
Short-term investments	404,584	—	404,584	—
Foreign exchange forward contracts	(715)	—	(715)	—

Total	$916,286	$—	$916,286	$—

Cash equivalents

The Company’s cash equivalents mainly consist of time deposits and highly-liquid investments that have original maturities of three months or less. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Company must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2017 and 2018, the Company’s investments in financial instruments were approximately $404.6 million and $190.1 million, respectively. The financial instruments are issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets. Since the maturity dates of these financial instruments are within one year, the investments are classified as short-term investments. For the years ended December 31, 2016, 2017 and 2018, the Company recorded gains resulting from changes in the fair values of short-term investments in the line item “other income, net” in the consolidated statements of comprehensive income of $9.3 million, $12.9 million and $16.7 million, respectively.

Restricted time deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Foreign exchange forward contracts

The Company estimated the fair values of foreign exchange forward contracts using the Black-Scholes model. The fair values of the forward contracts were estimated based on quoted forward exchange prices at the reporting date. The Company classifies the fair value measurement of the forward contracts based on such inputs as Level 2 of fair value measurements.

In September 2016 and January 2017, the Company entered into foreign exchange forward contracts with banks in aggregate notional amounts of $100 million and $50 million, respectively. The Company entered into such foreign exchange forward contracts in compliance with the Company’s risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. For the years ended December 31, 2016, 2017 and 2018, the Company recorded gains resulting from changes in the fair values of forward contracts of $3.0 million, a loss of $7.2 million, and a loss of $0.2 million, respectively, in the consolidated statements of comprehensive income, and the Company recorded cash outflows related to the forward contracts of $nil, $3.5 million and $0.9 million, respectively, in the consolidated statements of cash flows.

As of December 31, 2017, the aggregate notional amount of the foreign exchange forward contracts, which expired in January 2018, was $10.0 million. As of December 31, 2018, the aggregate notional amount of the foreign exchange forward contracts was $nil.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable, matching loans to related parties, loans between Changyou and Sohu and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Short-term accounts payable, receipts in advance and deferred revenue, matching loans from related parties and other short-term liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature. The rates of interest under loan agreements with lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Other non-current assets and long-term payables

Other non-current assets are financial assets, and long-term payables are financial liabilities, with carrying values that approximate fair value because the change in fair value, after considering the discount rate, is immaterial. The rates of interest under the Company’s loan agreements with lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Assets Measured at Fair Value on a Nonrecurring Basis

The following tables set forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2017 and 2018:

		Fair value measurements (in thousands) at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$13,904	$—	$—	$13,904	$1,538
Goodwill	10,257	—	—	10,257	16,369

	$24,161	$—	$—	$24,161	$17,907

		Fair value measurements (in thousands) at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Intangible assets, net	$8,460	$—	$—	$8,460	$4,575
Goodwill	27,504	—	—	27,504	83,470

	$35,964	$—	$—	$35,964	$88,045

Intangible Assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies, trademarks, domain names and cinema advertising slot rights. See “Note 11 — Intangible Assets, Net.”

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired as a result of the Group’s acquisitions of the interests in its subsidiaries and consolidated VIEs. See “Note 13 — Goodwill.”